Share Capital and Treasury Shares - Schedule of Share Capital and Treasury Shares (Parentheticals) (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 31, 2024	Oct. 31, 2023
Class A ordinary shares [Member]
Class of Stock [Line Items]
Authorized, Number of shares	8,000,000,000	8,000,000,000
Authorized, Share capital	$ 800	$ 800
Ordinary shares par value		$ 0.0001
Class B ordinary shares [Member]
Class of Stock [Line Items]
Authorized, Number of shares	2,000,000,000	8,000,000,000
Authorized, Share capital	$ 200	$ 800
Ordinary shares par value		$ 0.0001
Stockholders' Equity [Member]
Class of Stock [Line Items]
Authorized, Number of shares	10,000,000,000	8,000,000,000
Authorized, Share capital	$ 1,000	$ 800
Ordinary shares par value		$ 0.0001
Treasury shares [Member] | Class B ordinary shares [Member]
Class of Stock [Line Items]
Authorized, Number of shares		8,000,000,000
Authorized, Share capital		$ 800
Ordinary shares par value		$ 0.0001